Credit Facilities and Guarantees	12 Months Ended
Jun. 30, 2013
Credit Facilities and Guarantees

CREDIT FACILITIES AND GUARANTEES

STRATTEC has a $25 million secured revolving credit facility (the “STRATTEC Credit Facility”) with BMO Harris Bank N.A. The STRATTEC Credit Facility expires August 1, 2014. ADAC-STRATTEC LLC has a $5 million secured revolving credit facility (the “ADAC-STRATTEC Credit Facility”) with BMO Harris Bank N.A, which is guaranteed by STRATTEC. The ADAC-STRATTEC Credit Facility expires June 28, 2015. Any borrowings under either of the credit facilities will be secured by our U.S. cash balances, accounts receivable, inventory and fixed assets located in the U.S. Interest on borrowings under these credit facilities is at varying rates based, at our option, on the London Interbank Offering Rate plus 1.0 to 1.75 percent or the bank’s prime rate. Both credit facilities contain a restrictive financial covenant that requires the maintenance of a minimum net worth level. The ADAC-STRATTEC Credit Facility includes an additional restrictive financial covenant that requires the maintenance of a minimum fixed charge coverage ratio. There were no outstanding borrowings under the STRATTEC Credit Facility at June 30, 2013 or July 1, 2012. There were no borrowings under the STRATTEC Credit Facility during 2013, 2012 or 2011. Borrowings under the ADAC-STRATTEC Credit Facility totaled $2.25 million at June 30, 2013. The average outstanding borrowings and weighted average interest rate on the ADAC-STRATTEC Credit Facility loans were approximately $1.7 million and 1.99 percent, respectively, during fiscal 2013. There were no borrowings under the ADAC-STRATTEC Credit Facility during 2012 or 2011. We believe that the credit facilities are adequate, along with existing cash balances and cash flow from operations, to meet our anticipated capital expenditure, working capital, dividend and operating expenditure requirements.